Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2012
Registrant Name	dei_EntityRegistrantName	PRINCIPAL FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000898745
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 27, 2013
Document Effective Date	dei_DocumentEffectiveDate	Sep. 30, 2013
Prospectus Date	rr_ProspectusDate	Sep. 30, 2013
PFI Prospectus Class ACP | Blue Chip Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	BLUE CHIP FUND
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 30 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 50 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 29, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. From June 13, 2012, date operations commenced, through August 31, 2012, the Fund’s annualized portfolio turnover rate was 7.3% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	7.30%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Growth® Index (as of June 30, 2013, this range was between approximately $527.8 million and $360.2 billion) at the time of purchase. The Fund invests in foreign securities. The Fund invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for short-term fluctuations in the value of investments.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Equity Securities Risk. The value of equity securities could decline if the issuer’s financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
No performance information is shown because the Fund has not yet had a calendar year of performance. The Fund’s performance will be benchmarked against the Russell 1000 Growth Index. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information is shown because the Fund has not yet had a calendar year of performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
PFI Prospectus Class ACP | Blue Chip Fund [Member] | Blue Chip Fund, Class A [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBLAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.52%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.47%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	680
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	974
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	680
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	974
PFI Prospectus Class ACP | Blue Chip Fund [Member] | Blue Chip Fund, Class C [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBLCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.52%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.22%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.10%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	313
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	679
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	213
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	679
PFI Prospectus Class ACP | Blue Chip Fund [Member] | Blue Chip Fund, Class P [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBLPX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.70%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.42%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.12%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	327
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	92
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	327
PFI Prospectus Class ACP | Global Opportunities Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GLOBAL OPPORTUNITIES FUND
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 30 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 50 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 29, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. From December 28, 2012, date operations commenced, through February 28, 2013, the Fund's annualized portfolio turnover rate was 188.8% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	188.80%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests primarily in equity securities. The Fund intends to invest in securities that are tied economically to a number of countries throughout the world, including the U.S. and emerging markets; however, the Fund has no requirements as to the amount of its net assets that invests in foreign securities. The Fund has a flexible investment strategy and may invest in equity securities regardless of market capitalization (small, medium, or large) and style (growth or value). The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Fund also invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. The Fund actively trades portfolio securities. The Fund uses derivative instruments. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Specifically, the Fund engages in certain options or swaps transactions and enter into futures contracts for portfolio and cash management purposes.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking long-term growth of capital in global markets, including emerging markets, who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international equity securities which trade in non-U.S. currencies.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Active Trading Risk. A fund that has a portfolio turnover rate over 100% is considered actively traded. Actively trading portfolio securities may accelerate realization of taxable gains and losses, lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.
Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase agreement, the borrower of a portfolio’s securities, or other obligation, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Derivatives Risk. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.
Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer’s financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
No performance information is shown because the Fund has not yet had a calendar year of performance. The Fund’s performance will be benchmarked against the MSCI All Country World Index (ACWI). You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information is shown because the Fund has not yet had a calendar year of performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
PFI Prospectus Class ACP | Global Opportunities Fund [Member] | Global Opportunities Fund, Class A [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGLAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.51%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.61%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	694
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,016
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	694
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,016
PFI Prospectus Class ACP | Global Opportunities Fund [Member] | Global Opportunities Fund, Class C [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGOCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.51%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.36%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	328
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	722
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	228
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	722
PFI Prospectus Class ACP | Global Opportunities Fund [Member] | Global Opportunities Fund, Class P [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGXPX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.41%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.26%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.05%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	107
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	372
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	107
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 372

[1]	Based on estimated amounts for the current fiscal year.
[2]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Class A and Class C shares, and expenses identified as "Other Expenses" for Class P by paying, if necessary, expenses normally payable by the Fund, excluding interest expense, through the period ending December 29, 2014. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.35% for Class A and 2.10% for Class C shares, excluding interest expense. In addition, for Class P, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%, excluding interest expense. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.
[3]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Class A and Class C shares, and expenses identified as "Other Expenses" for Class P by paying, if necessary, expenses normally payable by the Fund, excluding interest expense, through the period ending December 29, 2014. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.50% for Class A and 2.25% for Class C shares, excluding interest expense. In addition, for Class P, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%, excluding interest expense. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.